[Janus Henderson Letterhead]

October 23, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Statement of Additional Information (“SAI”) from the form of the SAI that was filed in Post-Effective Amendment No. 327 (“PEA No. 327”) on October 18, 2024, pursuant to Rule 485(b) under the 1933 Act for American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares of Janus Henderson Government Money Market Fund.

2. The text of PEA No. 327 has been filed electronically.

If you have any questions regarding this filing, please call me at (312) 356-6858.

Respectfully,

/s/ Abigail Murray

Abigail Murray, Esq.

Vice President, Chief Legal Counsel, and Secretary

Enclosure (via EDGAR)

cc:	Mary Clarke-Pearson, Esq.

Jay Mensah, Esq.

Thea Kelley